UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/10

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited)
Shares				Value

	COMMON STOCK - 30.78%
	AEROSPACE/DEFENSE - 1.05%
13,157	L-3 Communications Holdings, Inc.			$ 1,231,101

	BANKS - 1.67%
55,656	Bank of America Corp.			992,347
222,660	Citigroup, Inc. *			973,024
				1,965,371
	COAL - 0.79%
19,982	Peabody Energy Corp.			933,559

	COMMERCIAL SERVICES - 1.08%
50,353	Iron Mountain, Inc.			1,266,378

	ELECTRIC - 2.33%
113,519	NRG Energy, Inc. *			2,743,754

	ELECTRONICS - 0.79%
60,950	Jabil Circuit, Inc.			933,754

	FOOD - 1.91%
114,550	Tyson Foods, Inc.			2,244,035

	FOREST PRODUCTS & PAPER - 0.95%
22,657	Weyerhaeuser Co.			1,121,975

	HOME BUILDERS - 3.07%
73,274	DR Horton, Inc.			1,076,395
193,218	Pulte Group, Inc. *			2,529,223
				3,605,618
	MEDIA - 4.03%
49,641	Cablevision Systems Corp.			1,362,149
19,016	DIRECTV *			688,950
121,129	DISH Network Corp.			2,683,007
				4,734,106
	MINING - 2.92%
33,768	Freeport-McMoRan Copper & Gold, Inc.			2,550,497
22,612	Teck Resources Ltd. *			886,843
				3,437,340
	OIL & GAS - 2.80%
107,030	Chesapeake Energy Corp.			2,547,314
12,744	Newfield Exploration Co. *			741,573
				3,288,887
	PACKAGING & CONTAINERS - 0.66%
29,684	Crown Holdings, Inc. *			771,784

	PIPELINES - 2.35%
227,973	El Paso Corp.			2,758,473

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited) (Continued)
Shares				Value

	REITS - 2.13%
153,726	Host Hotels & Resorts, Inc.			$ 2,499,585

	RETAIL - 2.25%
31,212	GameStop Corp. - Cl. A *			758,764
25,638	Ltd Brands, Inc.			687,098
26,110	RadioShack Corp.			562,670
118,976	Wendy's/Arby's Group, Inc.			631,762
				2,640,294

	TOTAL COMMON STOCK			36,176,014
	( Cost - $33,906,249)

	MUTUAL FUNDS - 48.98%
	DEBT FUND - 48.98%
138,873	BlackRock High Yield Bond Portfolio			1,040,161
1,297,360	Franklin Floating Rate Daily Access Fund			11,793,000
843,085	Loomis Sayles Bond Fund			11,803,196
558,795	Metropolitan West High Yield Bond Fund			5,889,699
1,700,680	Northeast Investors Trust			10,646,258
1,081,081	Pioneer High Yield Fund			10,443,243
658,648	Transamerica AEGON High-Yield Bond			5,954,181
	TOTAL MUTUAL FUNDS			57,569,738
	( Cost - $55,820,034)

	SHORT-TERM INVESTMENTS - 19.89%
4,676,934	Dreyfus Government Cash			4,676,934
	Management - Institutional Class, 0.03% +
4,676,934	Fidelity Institutional Government			4,676,934
	Portfolio - Class I, 0.04% +
4,676,933	Goldman Sachs Financial Square Funds			4,676,933
	Government Fund - Institutional Class, 0.04% +
4,676,934	JP Morgan U.S. Government			4,676,934
	Money Market Fund - Capital Class, , 0.05% +
4,679,629	Milestone Treasury Obligation			4,679,629
	Portfolio- Institutional Class, 0.01% +
	TOTAL SHORT-TERM INVESTMENTS			23,387,364
	( Cost - $23,387,364)

	TOTAL INVESTMENTS - 99.65%
	(Cost - $113,113,647) (a)			117,133,116
	OTHER ASSETS LESS LIABILITIES - 0.35%			406,723
	NET ASSETS - 100.00%			$ 117,539,839

* Non-Income producing security. + Reflects yield at April 30, 2010.
Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited) (Continued)
Shares				Value

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 4,019,469
	Unrealized Depreciation:			-
	Net Unrealized Appreciation:			$ 4,019,469

Number of Contracts	FUTURES CONTRACTS			Unrealized Depreciation
145	Nasdaq 100 E-Mini			(119,109)
	maturing June 2010 (Underlying Face Amount At Value $5,795,650 )
82	Russell 2000 Mini			(72,971)
	maturing June 2010 (Underlying Face Amount At Value $5,867,100)
	TOTAL FUTURES CONTRACTS			(192,080)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
April 30, 2010 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 36,176,014	$ -	$ -	$ 36,176,014
Money Market Funds	$ 23,387,364	$ -	$ -	$ 23,387,364
Mutual Funds	$ 57,569,738	$ -	$ -	$ 57,569,738
	$ 117,133,116	$ -	$ -	$ 117,133,116
Liabilities	Level 1	Level 2	Level 3	Total
Futures	$ 192,080	$ -	$ -	$ 192,080
Total	$ 192,080	$ -	$ -	$ 192,080
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/21/10

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/21/10